Schedule of third party and general and administrative expenses (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transaction [Line Items]
Total	€ 1,928,357	€ 2,477,978
Compensation [Member]
Related Party Transaction [Line Items]
Total	932,238	1,150,523
Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	373,991	557,049
Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	83,167	85,277
Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	10,946	9,104
Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	202,924	324,306
Other [Member]
Related Party Transaction [Line Items]
Total	325,091	351,719
Third Parties [Member]
Related Party Transaction [Line Items]
Total	1,305,192	1,770,271
Third Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	337,613	451,903
Third Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	363,921	557,049
Third Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total	83,167	85,277
Third Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	2,257	984
Third Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	195,124	324,306
Third Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	323,110	350,752
Related Parties [Member]
Related Party Transaction [Line Items]
Total	623,165	707,707
Related Parties [Member] | Compensation [Member]
Related Party Transaction [Line Items]
Total	594,625	698,620
Related Parties [Member] | Accounting Legal and Other Professional [Member]
Related Party Transaction [Line Items]
Total	10,070
Related Parties [Member] | Communication and IT Related [Member]
Related Party Transaction [Line Items]
Total
Related Parties [Member] | Facility and Insurance Related [Member]
Related Party Transaction [Line Items]
Total	8,689	8,120
Related Parties [Member] | Consultants and Other Third Parties [Member]
Related Party Transaction [Line Items]
Total	7,800
Related Parties [Member] | Other [Member]
Related Party Transaction [Line Items]
Total	€ 1,981	€ 967